DERIVATIVE WARRANTS LIABILITIES (Details Narrative) - CAD ($)							3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 27, 2024	Aug. 16, 2024	Mar. 27, 2024	Mar. 15, 2024	Mar. 14, 2024	Dec. 21, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Guarantor and Issuer, Guaranteed Security [Line Items]
Warrants issued						2,884,616					2,884,616
Exercise price of warrants											$ 0.52
Stockholders equity reverse stock split description	1:17 reverse stock split	one (1) for seventeen (17) reverse stock split	1:190 reverse stock split	one (1) for one hundred ninety (190) reverse stock split
Change in fair value of derivative warrants liabilities							$ (2,113,160)		$ 21,887,227
December 2023 warrants [member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Exercise price of warrants	$ 8.1782		$ 1.3643
Conversion of warrants into common stock price per share	31.7		$ 72.42
Stockholders equity reverse stock split description			1:17 reverse stock split
Series A warrants [member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Warrants issued					134,166,665
Series B warrants [member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Warrants issued					268,333,330
March 2024 A warrants and B warrants [member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Exercise price of warrants	8.1782		$ 1.3643
Conversion of warrants into common stock price per share	$ 31.7		$ 14.21
Post reverse split [member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Warrants issued						183,414
Exercise price of warrants						$ 8.1782
Post reverse split [member] | Series A warrants [member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Warrants issued					41,538
Post reverse split [member] | Series B warrants [member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Warrants issued					83,075